ACCOUNTS AND NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2015
ACCOUNTS AND NOTES RECEIVABLE [Abstract]
ACCOUNTS AND NOTES RECEIVABLE
5.	ACCOUNTS AND NOTES RECEIVABLE

Accounts and notes receivable consists of the following:

	As of December 31,
	2014	2015

Accounts and notes receivable	$14,545	$7,296
Allowance of doubtful accounts	(2,946)	(3,252)
Accounts and notes receivable, net	$11,599	$4,044

Accounts and notes receivable mainly represent amounts earned under advertising contracts at the respective balance sheet dates. These amounts become billable according to the contract term.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2013	2014	2015

Balance at beginning of year	$556	$1,143	$2,946
Charge to expenses	812	2,090	788
Transferring out as a result of deconsolidation of subsidiaries	(2)	(247)	-
Write off of accounts receivable	(249)	-	-
Exchange difference	26	(40)	(482)
Balance at end of year	$1,143	$2,946	$3,252